UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21533

Western Asset Inflation Management Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

WESTERN ASSET INFLATION MANAGEMENT FUND INC.

FORM N-Q

JULY 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

Western Asset Inflation Management Fund Inc.

Schedule of Investments (unaudited)	July 31, 2007

Face Amount†	Security	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 85.1%
	U.S. Treasury Bonds, Inflation Indexed:
15,090,107	3.000% due 7/15/12 (a)	$15,493,299
8,320,200	1.875% due 7/15/13	8,060,851
21,801,655	2.375% due 1/15/25 (a)	21,551,285
17,807,840	2.000% due 1/15/26 (b)	16,609,996
3,412,478	2.375% due 1/15/27	3,379,421
2,036,167	3.875% due 4/15/29	2,534,710
	U.S. Treasury Notes, Inflation Indexed:
10,211,565	3.875% due 1/15/09	10,346,399
10,120,793	4.250% due 1/15/10	10,510,605
8,341,094	0.875% due 4/15/10 (c)	7,949,454
1,256,964	2.375% due 4/15/11	1,249,895
8,022,676	2.000% due 1/15/14	7,797,046
29,997,542	1.625% due 1/15/15 (a)(b)	28,263,324
10,706,800	2.500% due 7/15/16	10,755,323
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $146,705,139)	144,501,608
ASSET-BACKED SECURITIES — 1.0%
Home Equity— 1.0%
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 6.770% due 1/25/34 (d)	725,784
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (e)	1
500,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.470% due 11/25/34 (d)	487,820
2,951	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (e)	2,751
480,535	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (d)	467,905
50,688	SACO I Trust, Series 2005-02, Class A, 5.520% due 4/25/35 (d)(e)	50,383
71,380	Sail Net Interest Margin Notes, Series 2004-2A, Class A, 5.500% due 3/27/34 (e)	9,331
	TOTAL ASSET-BACKED SECURITIES (Cost — $1,938,425)	1,743,975
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
120,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.120% due 11/25/45 (d)	119,005
6,417,422	Federal Home Loan Mortgage Corp. (FHLMC), Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24 (f)	259,809
5,899,984	Federal National Mortgage Association (FNMA), Series 339, Class 30, IO, 5.500% due 7/1/18 (f)	1,009,757
417,673	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (d)(e)	386,761
	Structured Asset Securities Corp.:
130,072	Series 1998-2, Class M1, 6.420% due 2/25/28 (d)	129,475
264,881	Series 1998-3, Class M1, 6.320% due 3/25/28 (d)	260,496
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $1,706,115)	2,165,303
CORPORATE BONDS & NOTES — 3.0%
Capital Markets — 0.7%
1,050,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (e)	1,118,684
Commercial Banks — 0.5%
550,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (d)(e)	569,686
260,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (e)	246,688
	Total Commercial Banks	816,374

See Notes to Schedule of Investments.

Western Asset Inflation Management Fund Inc.

Schedule of Investments (unaudited)(continued)	July 31, 2007

Face Amount†		Security	Value
Consumer Finance — 1.6%
1,500,000		Ford Motor Credit Co., Notes, 6.930% due 1/15/10 (d)	$1,406,247
1,500,000		General Motors Acceptance Corp., Notes, 7.560% due 12/1/14 (d)	1,397,797
		Total Consumer Finance	2,804,044
Metals & Mining — 0.2%
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	351,990
		TOTAL CORPORATE BONDS & NOTES (Cost — $4,932,617)	5,091,092
MORTGAGE-BACKED SECURITIES — 8.0%
FHLMC — 1.6%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
179,724		7.000% due 6/1/17	185,304
2,188,589		8.500% due 9/1/24	2,337,728
180,999		6.500% due 8/1/29	185,112
		TOTAL FHLMC	2,708,144
FNMA — 6.4%
		Federal National Mortgage Association (FNMA):
84,244		5.500% due 1/1/14	83,833
426,619		7.000% due 3/15/15-6/1/32	444,610
6,979,359		6.000% due 1/1/37-6/1/37	6,917,709
1,800,000		5.000% due 8/14/37 (g)	1,688,344
1,800,000		6.000% due 8/14/37 (g)	1,783,406
		TOTAL FNMA	10,917,902
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $13,638,319)	13,626,046
SOVEREIGN BONDS — 1.2%
Argentina — 0.1%
		Republic of Argentina:
75,000	EUR	9.750% due 11/26/03 (h)	33,576
150,000	EUR	8.500% due 7/1/04 (h)	70,957
100,000	EUR	10.250% due 1/26/07 (h)	49,876
225,000	EUR	Medium-Term Notes, 9.000% due 5/24/05 (e)(h)	107,669
		Total Argentina	262,078
Brazil — 0.1%
119,000		Federative Republic of Brazil, 11.000% due 8/17/40	153,867
Mexico — 0.3%
415,000		United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34	437,306
Russia — 0.7%
		Russian Federation:
3,333		8.250% due 3/31/10 (e)	3,455
175,000		11.000% due 7/24/18 (e)	242,375
510,000		12.750% due 6/24/28 (e)	889,950
14,925		7.500% due 3/31/30 (e)	16,366
		Total Russia	1,152,146
		TOTAL SOVEREIGN BONDS (Cost — $1,878,362)	2,005,397

Shares
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
7,600	Ford Motor Co., 7.400%	133,304

See Notes to Schedule of Investments.

Western Asset Inflation Management Fund Inc.

Schedule of Investments (unaudited)(continued)	July 31, 2007

Shares	Security	Value
Automobiles — 0.1% (continued)
2,100	Ford Motor Co., 8.000%	38,052
300	Ford Motor Co., Series F, 7.550%	5,175
	TOTAL CONSUMER DISCRETIONARY	176,531
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
1,000	Preferred Plus, Series FRD-1, 8.125%	17,510
6,800	Saturns, Series F 2003-5, 7.400%	123,420
	TOTAL FINANCIALS	140,930
	TOTAL PREFERRED STOCKS (Cost — $304,749)	317,461
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $171,103,726)	169,450,882

Face Amount
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$266,000	Morgan Stanley repurchase agreement dated 7/31/07, 5.230% due 8/1/07; Proceeds at maturity - $266,039; (Fully collateralized by U.S. government agency obligations, 0.000% due 3/7/08; Market value - $305,519) (Cost - $266,000)	266,000
	TOTAL INVESTMENTS — 100.0% (Cost — $171,369,726#)	$169,716,882

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements and reverse repurchase agreements.
(b)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Illiquid security.
(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(h)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR - Euro
IO - Interest Only
PAC - Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Inflation Management Fund Inc. (the “Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is total return. Current income is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,269,668
Gross unrealized depreciation	(2,922,512)
Net unrealized depreciation	$(1,652,844)

At July 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	57	9/07	$13,528,523	$13,498,313	$(30,210)
Eurodollar Futures	29	3/08	6,897,695	6,891,850	(5,845)
Germany Federal Republic 10 Year Bond	17	9/07	2,597,033	2,628,151	31,118
U.S. Treasury 5 Year Notes	2	9/07	209,401	210,938	1,537
					(3,400)

Notes to Schedule of Investments (unaudited) (continued)

Contracts to Sell:
U.S. Treasury Bond Futures	35	9/07	3,828,013	3,852,188	$(24,175)
U.S. Treasury 10 Year Notes	19	9/07	2,036,468	2,041,016	(4,548)
					(28,723)
Net Unrealized Loss on Open Futures Contracts					$(32,123)

At July 31, 2007, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$20,046,250	Reverse Repurchase Agreement with Deutsche Bank Securities Inc.,
	dated 7/10/07 bearing 5.180% to be repurchased at $20,135,667 on
	8/10/07, collateralized by: $19,750,000 (Original Face) United States
	Treasury Inflation Indexed Notes, 1.625% due 1/15/15; Market value
	(including accrued interest) - $18,623,039 (Proceeds - $20,046,250) . . . . . . .	$20,046,250
6,956,000	Reverse Repurchase Agreement with Deutsche Bank Securities Inc.,
	dated 7/12/07 bearing 5.180% to be repurchased at $6,985,026 on
	8/10/07, collateralized by: $7,400,000 (Origional Face) United States
	Treasury Inflation Indexed Bond, 2.000% due 1/15/26; Market value
	(including accrued interest) - $6,909,076 (Proceeds - $6,956,000) . . . . . . . . .	6,956,000
	Total Reverse Repurchase Agreements
	(Proceeds — $27,002,250) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27,002,250

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$ 16,468,704	4.76%	$ 74,668,750

Interest rates on reverse repurchase agreements ranged from 5.20% to 5.31% during the period ended July 31, 2007. Interest expense incurred on reverse repurchase agreements totaled $474,420.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation Management Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007